Fair Value Measurements - Reconciliation of Common Stock Warrant Liability Measured at Fair Value on Recurring Basis (Details 3) - Recurring basis - Significant Unobservable Inputs (Level 3)
$ in Thousands
12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial liabilities at December 31, 2017	$ 76
Common stock warrant liability	6,818
Expiration of common stock warrant liabilities	(48)
Change in the fair value of common stock warrant liabilities, net	(1,940)
Adjustment for exercise of common stock warrant liabilities	(4,395)
Derivative liability	3,195
Investor Notes	(109)
Change in the fair value of derivative liabilities and additional amounts earned	17,910
Conversions of 2018 Notes	(20,652)
Fair value of financial liabilities at December 31, 2018	855
Common Stock warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial liabilities at December 31, 2017	76
Common stock warrant liability	6,818
Expiration of common stock warrant liabilities	(48)
Change in the fair value of common stock warrant liabilities, net	(1,940)
Adjustment for exercise of common stock warrant liabilities	(4,395)
Derivative liability	0
Change in the fair value of derivative liabilities and additional amounts earned	0
Conversions of 2018 Notes	0
Fair value of financial liabilities at December 31, 2018	511
Embedded derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial liabilities at December 31, 2017	0
Common stock warrant liability	0
Expiration of common stock warrant liabilities	0
Change in the fair value of common stock warrant liabilities, net	0
Adjustment for exercise of common stock warrant liabilities	0
Derivative liability	3,195
Investor Notes	(109)
Change in the fair value of derivative liabilities and additional amounts earned	17,910
Conversions of 2018 Notes	(20,652)
Fair value of financial liabilities at December 31, 2018	$ 344